Fair Value Measurements (Assets Measured at Fair Values) (Details) (Income approach Valuation Technique [Member], Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	$ 44
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(119)
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Maximum [Member] | International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	33.00%
Maximum [Member] | International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	1.00%
Minimum [Member] | International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	22.00%
Minimum [Member] | International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	0.00%
CMBS [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	532
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread (encompasses prepayment, default risk and loss severity)
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
CMBS [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	36.15%
CMBS [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.20%
CMBS [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	10.13%
Corporate [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	888	[3]
Fair value measurements valuation techniques	Discounted cash flows	[3]
Fair value measurements significant assumptions	Spread	[3]
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[3]
Corporate [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	9.00%
Corporate [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	1.45%
Corporate [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.33%
Equity Derivatives [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	45
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Equity Derivatives [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%
Equity Derivatives [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	13.00%
Interest Rate Derivative [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(57)
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Swap curve beyond 30 years
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Interest Rate Derivative [Member] | Maximum [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
Interest Rate Derivative [Member] | Minimum [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
U.S. GMWB Hedging Instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	281
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	238
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	31.00%
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	50.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
Municipal [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	169
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
Municipal [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	3.44%
Municipal [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	2.27%
Municipal [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	2.54%
RMBS [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	1,133
Fair value measurements valuation techniques	Discounted cash flows
RMBS Type 1 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 1 [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	16.89%
RMBS Type 1 [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	0.54%
RMBS Type 1 [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.79%
RMBS Type 2 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant prepayment rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease [4]	[2],[4]
RMBS Type 2 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	12.00%
RMBS Type 2 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	0.00%
RMBS Type 2 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	2.00%	[5]
RMBS Type 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant default rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 3 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	24.00%
RMBS Type 3 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	1.00%
RMBS Type 3 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	8.00%	[5]
RMBS Type 4 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Loss severity
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 4 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	100.00%
RMBS Type 4 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	0.00%
RMBS Type 4 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	80.00%	[5]
US Macro Hedge Program [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	$ 286
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
US Macro Hedge Program [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	43.00%
US Macro Hedge Program [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.
[4]	Decrease for above market rate coupons and increase for below market rate coupons.
[5]	The weighted average is determined based on the fair value of the securities